Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other payables
Schedule of trade and other payables

	As at December 31,
Thousands of euros	2017	2016	2015
Trade payables	1,701	3,165	1,804
Other payables	2,656	1,982	1,545
Payables relating to personnel	2,258	1,967	1,410
Other	398	15	135

Total	4,357	5,147	3,349